Fair Value Measurement (Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis by Level) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	¥ (13,495)	¥ (146)
Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)		(12)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)		(134)
Property, Plant and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(1,596)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(11,899)
Fair Value Measurement on Nonrecurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		1,345
Fair Value Measurement on Nonrecurring Basis | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		1,345
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		8
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		8
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		1,337
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		¥ 1,337